CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	4,639,643
Common stock, shares outstanding	4,639,643
VSee Lab, Inc
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,701,715	1,701,715
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	18,000,000	18,000,000
Common stock, shares issued (in shares)	9,998,446	9,998,446
Common stock, shares outstanding	9,998,446	9,998,446
VSee Lab, Inc | Series A Preferred Stock
Preferred stock, shares authorized (in shares)	371,715	371,715
Preferred stock, shares issued (in shares)	371,715	371,715
Preferred stock, shares outstanding (in shares)	371,715	371,715
VSee Lab, Inc | Series A-1 Preferred Stock
Preferred stock, shares authorized (in shares)	1,330,000	1,330,000
Preferred stock, shares issued (in shares)	1,228,492	1,228,492
Preferred stock, shares outstanding (in shares)	1,228,492	1,228,492